Document and Entity Information	Feb. 02, 2023
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001567094
Document Type	8-K
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-36085
Entity Address, Address Line One	25 St. James’s Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1A 1HA
Entity Address, Country	GB
City Area Code	44 2079
Local Phone Number	251964
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Shares, par value €0.01
Trading Symbol	CNHI
A 450 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	4.50% Notes due 2023
Trading Symbol	CNHI23
A 3850 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	3.850% Notes due 2027
Trading Symbol	CNHI27